UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if amendment [_]; Amendment Number: __

This Amendment (Check only one): [_] a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Greenhaven Associates, Inc.
      Three Manhattanville Road
      Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris A. Wachenheim
Title: Executive Vice President
Phone: 914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim                Purchase, NY                  May 3, 2012
-----------------------                ------------                  -----------
     [Signature]                      [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number          Name
--------------------          ----
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                        13F Period Ending March 31, 2012

------------------------------------------------------------------------------------------------------------------------------------

          COL 1              COL 2          COL 3      COL 4         COL 5             COL 6                      COL 7
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                    VALUE       PRINCIPAL                  SHARED
                             CLASS          CUSIP     ($000)        AMOUNT       SOLE         OTHER         SOLE          NONE
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies,
Inc. (A)                    COMMON        00846U101      148,237    3,330,418     311,200     3,019,218       311,200     3,019,218
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals
(APD)                       COMMON        009158106      318,370    3,468,085     681,375     2,786,710       681,375     2,786,710
------------------------------------------------------------------------------------------------------------------------------------
American Independence
Corp (AMIC)                 COMMON        026760405          886      200,639                   200,639                     200,639
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc. (BHI)     COMMON        057224107      218,710    5,214,840     856,300     4,358,540       856,300     4,358,540
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp (DVN)     COMMON        25179M103      337,163    4,740,763     841,340     3,899,423       841,340     3,899,423
------------------------------------------------------------------------------------------------------------------------------------
EQT Corporation (EQT)       COMMON        26884L109      155,140    3,217,995     678,900     2,539,095       678,900     2,539,095
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp (FDX)            COMMON        31428X106      408,428    4,441,366   1,086,170     3,355,196     1,086,170     3,355,196
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc. (HD)        COMMON        437076102      103,969    2,066,560                 2,066,560                   2,066,560
------------------------------------------------------------------------------------------------------------------------------------
Lennox International Inc.
(LII)                       COMMON        526107107       16,664      413,510                   413,510                     413,510
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies, Inc.
(LOW)                       COMMON        548661107      388,426   12,378,129   2,197,400    10,180,729     2,197,400    10,180,729
------------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries Inc.
(MHK)                       COMMON        608190104        9,717      146,100                   146,100                     146,100
------------------------------------------------------------------------------------------------------------------------------------
Molex Inc.(MOLX)            COMMON        608554101       39,703    1,411,915     264,500     1,147,415       264,500     1,147,415
------------------------------------------------------------------------------------------------------------------------------------
Molex Inc. - CL A (MOLXA)   COMMON        608554200        2,923      124,649      36,500        88,149        36,500        88,149
------------------------------------------------------------------------------------------------------------------------------------
Pall Corporation (PLL)      COMMON        696429307          358        6,000       6,000                       6,000
------------------------------------------------------------------------------------------------------------------------------------
Perkinelmer, Inc. (PKI)     COMMON        714046109       47,206    1,706,640       7,000     1,699,640         7,000     1,699,640
------------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline
LP (PAA)                    COMMON        726503105        3,318       42,300       2,300        40,000         2,300        40,000
------------------------------------------------------------------------------------------------------------------------------------
Praxair Inc.(PX)            COMMON        74005P104       60,005      523,417       2,060       521,357         2,060       521,357
------------------------------------------------------------------------------------------------------------------------------------
RHJ International (RHJIF)   COMMON        749561205       11,083    1,876,555   1,428,130       448,425     1,428,130       448,425
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.
(COL)                       COMMON        774341101      111,818    1,942,641     155,300     1,787,341       155,300     1,787,341
------------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co
(SWN)                       COMMON        845467109       52,681    1,721,600     100,900     1,620,700       100,900     1,620,700
------------------------------------------------------------------------------------------------------------------------------------
TE Connectivity Ltd
(TEL)                       COMMON        H84989104      139,944    3,808,004     726,520     3,081,484       726,520     3,081,484
------------------------------------------------------------------------------------------------------------------------------------
3M Company (MMM)            COMMON        88579Y101      307,986    3,452,373     602,860     2,849,513       602,860     2,849,513
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp (UNP)    COMMON        907818108          537        5,000       5,000                       5,000
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service
(UPS)                       COMMON        911312106      316,265    3,918,045     581,700     3,336,345       581,700     3,336,345
------------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp (WHR)        COMMON        963320106      136,385    1,774,466     322,500     1,451,966       322,500     1,451,966
------------------------------------------------------------------------------------------------------------------------------------
                                                       3,335,923